Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 31,687,398	$ 35,941,307
Additions	807,446	244,581
Disposals	(3,570,671)	(4,266,556)
Transfer in (out)
Reclassify to held for sale assets	(275,698)
Exchange differences	2,583,588	(231,934)
Cost, Ending balance	31,232,063	31,687,398
Accumulated Depreciation, Beginning balance	28,503,542	31,897,582
Depreciation charged for the year	1,097,979	1,071,625
Disposals	(3,526,064)	(4,262,305)
Reclassify to held for sale assets	(260,968)
Exchange differences	2,328,669	(203,360)
Accumulated Depreciation, Ending balance	28,143,158	28,503,542
Net book value, Balance	3,088,905	3,183,856
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,050,022	3,073,809
Additions	28,563
Disposals	(359,933)	(988,790)
Transfer in (out)
Reclassify to held for sale assets
Exchange differences	164,388	(34,997)
Cost, Ending balance	1,883,040	2,050,022
Accumulated Depreciation, Beginning balance	1,686,160	2,605,039
Depreciation charged for the year	95,910	101,235
Disposals	(345,094)	(988,784)
Reclassify to held for sale assets
Exchange differences	137,509	(31,330)
Accumulated Depreciation, Ending balance	1,574,485	1,686,160
Net book value, Balance	308,555	363,862
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	4,847,112	4,829,343
Additions	45,973	36,276
Disposals	(169,481)
Transfer in (out)	35,075
Reclassify to held for sale assets
Exchange differences	429,596	(18,507)
Cost, Ending balance	5,188,275	4,847,112
Accumulated Depreciation, Beginning balance	4,792,534	4,761,599
Depreciation charged for the year	43,558	48,875
Disposals	(139,839)
Reclassify to held for sale assets
Exchange differences	424,411	(17,940)
Accumulated Depreciation, Ending balance	5,120,664	4,792,534
Net book value, Balance	67,611	54,578
Office Furbishing and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,679,652	5,335,825
Additions	63,200	34,260
Disposals	(49,271)	(2,609,458)
Transfer in (out)
Reclassify to held for sale assets	(143,440)
Exchange differences	228,688	(80,975)
Cost, Ending balance	2,778,829	2,679,652
Accumulated Depreciation, Beginning balance	2,450,324	5,015,520
Depreciation charged for the year	108,794	122,119
Disposals	(49,145)	(2,607,288)
Reclassify to held for sale assets	(132,830)
Exchange differences	211,411	(80,027)
Accumulated Depreciation, Ending balance	2,588,554	2,450,324
Net book value, Balance	190,275	229,328
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	15,364,019	15,505,385
Additions	456,752	154,597
Disposals		(306,145)
Transfer in (out)		73,293
Reclassify to held for sale assets	(132,258)
Exchange differences	1,367,253	(63,111)
Cost, Ending balance	17,055,766	15,364,019
Accumulated Depreciation, Beginning balance	13,892,579	13,880,678
Depreciation charged for the year	435,025	373,205
Disposals		(304,070)
Reclassify to held for sale assets	(128,138)
Exchange differences	1,247,482	(57,234)
Accumulated Depreciation, Ending balance	15,446,948	13,892,579
Net book value, Balance	1,608,818	1,471,440
Assets under Construction [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	33,463	108,909
Additions	24,534
Disposals
Transfer in (out)	(35,075)	(73,293)
Reclassify to held for sale assets
Exchange differences	2,575	(2,153)
Cost, Ending balance	25,497	33,463
Accumulated Depreciation, Beginning balance
Depreciation charged for the year
Disposals
Reclassify to held for sale assets
Exchange differences
Accumulated Depreciation, Ending balance
Net book value, Balance	25,497	33,463
GDM Machines [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	3,141,225	3,133,883
Additions	188,424	19,448
Disposals	(71,221)
Transfer in (out)
Reclassify to held for sale assets
Exchange differences	285,272	(12,106)
Cost, Ending balance	3,543,700	3,141,225
Accumulated Depreciation, Beginning balance	2,110,040	1,680,593
Depreciation charged for the year	414,692	426,191
Disposals	(71,221)
Reclassify to held for sale assets
Exchange differences	202,040	3,256
Accumulated Depreciation, Ending balance	2,655,551	2,110,040
Net book value, Balance	888,149	1,031,185
Robots [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	3,571,905	3,954,153
Additions
Disposals	(2,920,765)	(362,163)
Transfer in (out)
Reclassify to held for sale assets
Exchange differences	105,816	(20,085)
Cost, Ending balance	756,956	3,571,905
Accumulated Depreciation, Beginning balance	3,571,905	3,954,153
Depreciation charged for the year
Disposals	(2,920,765)	(362,163)
Reclassify to held for sale assets
Exchange differences	105,816	(20,085)
Accumulated Depreciation, Ending balance	756,956	3,571,905
Net book value, Balance